Note 20 - Fair Value Measurements - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Securities available for sale	$ 79,980	$ 77,472
Fair Value, Measurements, Recurring [Member]
Securities available for sale	79,980	77,472
Mortgage loan commitments	40	28
Total	80,020	77,500
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale	79,980	77,472
Mortgage loan commitments	40	28
Total	80,020	77,500
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	$ 0	$ 0